Income Taxes	12 Months Ended
Nov. 30, 2021
Income Taxes
Income Taxes

15. Income taxes

The Company files Canadian income tax returns for its Canadian operations. Separate income tax returns are filed as locally required.

The total provision for income taxes differs from the amount which would be computed by applying the Canadian income tax rate to loss before income taxes. The reasons for these differences are as follows:

	November 30,	November 30,	November 30,
	2021	2020	2019
	%	%	%
Statutory income tax rate	26.5	26.5	26.5
	$	$	$

Statutory income tax recovery	(1,393,726)	(889,905)	(2,143,853)
Increase (decrease) in income taxes
Non-deductible expenses/non-taxable income	53,470	47,287	79,210
Change in valuation allowance	540,925	843,877	2,425,721
Investment tax credit	-	-	(364,955)
Financing costs booked to equity	(10,128)	-	-
Difference in foreign tax rates	(98)	-	(1,487)
True up of tax returns	-	-	-
Tax loss expired and other	695,370	(9,069)	-
Global intangible low-taxed income (GILTI)		40,643	-
Income tax expense (recovery)	(114,187)	32,833	-

The Company's income tax expense (recovery) is allocated as follows:

Current tax expense	(20,333)	32,833	5,678
Deferred tax recovery	(93,854)	-	(11,042)

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities and certain carry-forward balances.Significant temporary differences and carry-forwards are as follows:

	2021	2020
	$	$
Deferred tax assets
Non-capital loss carry-forwards	16,323,553	14,690,358
Book and tax basis differences on assets and liabilities	1,527,791	1,274,734
Other	1,509,122	1,263,175
Investment tax credit	2,850,496	3,405,090
Undeducted research and development expenditures	4,227,211	4,990,176
Capital loss carryforwards	318,915	318,915
Share issuance cost	227,253	492,243
	26,984,341	26,434,691
Deferred tax liabilities
Unrealized foreign exchange gain	(271,913)	(271,913)
Convertible debentures	(12,857)	(4,132)
	(284,770)	(276,045)

Valuation allowances for deferred tax assets	(26,699,571)	(26,158,646)
Net deferred tax assets	-	-

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax assets (liabilities):

	2021	2020
	$	$
Balance at the beginning of the year	-	-
Recognized in profit/loss	(93,854)	-
Recognized in shareholders' equity	93,854	-
Balance at the end of the year	-	-

At November 30, 2021, the Company had cumulative operating losses available to reduce future years’ income for income tax purposes:

Canadian income tax losses expiring in the year ended November 30,	Federal
$
2029	609,497
2030	3,717,403
2031	6,154,180
2032	6,410,970
2033	4,984,768
2034	149,927
2035	2,634,823
2036	3,404,504
2037	4,328,444
2038	11,231,494
2039	9,891,661
2040	3,111,826
2041	4,968,817
61,598,314

The Company has had no taxable income under the Federal and Provincial tax laws of Canada for the year ended November 30, 2021. The Company has non-capital loss carry-forwards at November 30, 2021, totaling $61,598,314 in Canada that must be offset against future taxable income. If not utilized, the loss carry-forwards will expire between 2029 and 2041.

At November 30, 2021, the Company had a cumulative carry-forward pool of Canadian Federal Scientific Research & Experimental Development expenditures in the amount of $15,951,739 (2020 - $18,830,851) which can be carried forward indefinitely.

At November 30, 2021, the Company had approximately $2,933,013 (2020 - $3,508,087) of unclaimed Investment Tax Credits which expire from 2025 to 2039. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

The net deferred tax assets have been fully offset by a valuation allowance because it is not more likely than not the Company will realize the benefit of these deferred tax assets. The Company does not have any recognized tax benefits as of November 30, 2021 or November 30, 2020.

The Company files unconsolidated federal income tax returns domestically and in foreign jurisdictions. The Company has open tax years from 2009 to 2020 with tax jurisdictions including Canada and the U.S. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations, as they relate to amount, timing, or inclusion of revenues and expenses.

The Company had no accrued interest and penalties as of November 30, 2021, 2020 and 2019.